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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Brightpoint Capital Advisors, LLC
Address:    1001 Brickell Bay Drive
            27th Floor
            Miami, Florida 33131


Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard H. Siegel
Title:      General Counsel
Phone:      305-379-2322

Signature, Place and Date of Signing:

  /s/ RICHARD H. SIEGEL          MIAMI, FLORIDA         AUGUST 14, 2007
-------------------------     -------------------    -----------------------
        [Signature]               [City, State]              [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          76

Form 13F Information Table Value Total:          665,003 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                        BRIGHTPOINT CAPITAL PARTNERS LP
                                    FORM 13F
                                 JUNE 30, 2007
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                                                                                                               VOTING AUTHORITY
                                                                                                           ------------------------
                               TITLE OF              VALUE       SHARES/     SH/ PUT/  INVSTMT   OTHER
NAME OF ISSUER                 CLASS     CUSIP       (X$1000)    PRN AMT     PRN CALL  DSCRETN   MANAGERS   SOLE     SHARED   NONE
------------------------------ --------  ---------   --------   --------     --- ----  -------   --------  -------- -------- ------

                                  <
ABX Air Inc Com                COM       00080S101      8,502    1,054,800   SH          Sole             1,054,800
Acco Brands Corp Com           COM       00081T108      3,100      134,500   SH          Sole               134,500
Accuride Corp                  COM       004398103      1,495       97,000   SH          Sole                97,000
Advance Auto Parts Inc Com     COM       00751Y106     14,875      367,000   SH          Sole               367,000
Advocat Inc Com                COM       007586100      2,563      212,500   SH          Sole               212,500
Allot Communication Shs        COM       M0854Q105      3,444      506,400   SH          Sole               506,400
Alloy Inc New Com              COM       019855303      8,110      811,000   SH          Sole               811,000
Americas Car Mart Inc          COM       03062T105      5,015      369,000   SH          Sole               369,000
Amtrust Financial Svs          COM       032359309      5,412      288,000   SH          Sole               288,000
Argon St Inc                   COM       040149106      6,801      293,000   SH          Sole               293,000
Barnes & Noble Inc Com         COM       067774109      9,733      253,000   SH          Sole               253,000
Charles River Labs             COM       159864107      3,304       64,000   SH          Sole                64,000
Circuit City, Inc              COM       172737108      8,143      540,000   SH          Sole               540,000
Citadel Broadcasting Corporati COM       17285T106      8,062    1,250,000   SH          Sole             1,250,000
Clean Harbors Inc              COM       184496107     12,829      259,600   SH          Sole               259,600
Dean Foods Company             COM       242370104      7,808      245,000   SH          Sole               245,000
Discovery Holding Co           COM       25468Y107     36,014    1,566,500   SH          Sole             1,566,500
Domtar Corporation             COM       257559104      7,198      645,000   SH          Sole               645,000
Eagle Materials Inc            COM       26969P108      5,543      113,000   SH          Sole               113,000
Emmis Communications           COM       291525103      3,684      400,000   SH          Sole               400,000
First American Corp            COM       318522307      3,019       61,000   SH          Sole                61,000
Fomento Economico Mexicano S.A COM       344419106      2,418       61,500   SH          Sole                61,500
GP Strategies Corp             COM       36225v104      6,087      559,500   SH          Sole               559,500
General Communication CL A     COM       369385109      4,932      385,000   SH          Sole               385,000
Getty Images Inc               COM       374276103      5,833      122,000   SH          Sole               122,000
Gevity HR, Inc                 COM       374393106      6,166      319,000   SH          Sole               319,000
Gol Linhas Aereas Inteligentes COM       38045R107      4,751      144,000   SH          Sole               144,000
Griffon Corp                   COM       398433102      4,617      212,000   SH          Sole               212,000
Grupo Aeroportuario Del Pacifi COM       400506101      9,124      185,000   SH          Sole               185,000
Grupo Aeroportuario del Surest COM       40051E202      9,010      171,000   SH          Sole               171,000
HD Partners                    COM       40415K100      3,633      475,000   SH          Sole               475,000
HD Partners Acq WT EXP  060110 COM       40415K118        648      600,000   SH          Sole               600,000
Haynes International, Inc.     COM       420877201     11,525      136,500   SH          Sole               136,500
Home Diagnostics Inc D Com     COM       437080104      5,525      469,400   SH          Sole               469,400
Horizon Lines Inc              COM       44044k101     18,870      576,000   SH          Sole               576,000
Huntsman Corp                  COM       447011107      6,685      275,000   SH          Sole               275,000
IndyMac Bancorp, Inc           COM       456607100      4,113      141,000   SH          Sole               141,000
Information Services Group Inc COM       45675Y104        291       38,000   SH          Sole                38,000
Information Services Group, In COM       45675y203      6,634      766,100   SH          Sole               766,100
Infospace Inc                  COM       45678T201      9,911      427,000   SH          Sole               427,000
Labopharm Inc                  COM       504905100      1,831      638,000   SH          Sole               638,000
Lancaster Colony Corp          COM       513847103     32,762      782,100   SH          Sole               782,100
Lance Inc Com                  COM       514606102      4,196      178,100   SH          Sole               178,100
Lawson Software Inc            COM       52078P102     24,029    2,429,600   SH          Sole             2,429,600
M & F Worldwide Corp           COM       552541104     27,810      417,700   SH          Sole               417,700
MSC Software Corp              COM       553531104      9,396      695,000   SH          Sole               695,000
Media Gen Inc CL A             COM       584404107      2,795       84,000   SH          Sole                84,000
Merge Technologies Inc         COM       589981109      8,626    1,321,000   SH          Sole             1,321,000
Mitcham Inds Inc               COM       606501104      8,953      470,000   SH          Sole               470,000
National Fuel Gas              COM       636180101     21,915      506,000   SH          Sole               506,000
Newpark Res Inc PAR $.01NEW    COM       651718504      9,649    1,245,000   SH          Sole             1,245,000
On Assignment, Inc             COM       682159108      3,441      321,000   SH          Sole               321,000
Overseas Shipholding Gp Com    COM       690368105     26,862      330,000   SH          Sole               330,000
PHI Inc Non Vtg                COM       69336T205      9,071      304,500   SH          Sole               304,500
Peoplesupport Inc              COM       712714302      8,058      710,000   SH          Sole               710,000
Petroquest Energy Inc          COM       716748108     13,423      923,200   SH          Sole               923,200
Pioneer Cos Inc Com New        COM       723643300      6,187      180,000   SH          Sole               180,000
Pre-Paid Legal Services, Inc.  COM       740065107      3,859       60,000   SH          Sole                60,000
QuikSilver, Inc                COM       74838C106     13,423      950,000   SH          Sole               950,000
Radio One Non Voting           COM       75040P405      9,891    1,401,000   SH          Sole             1,401,000
Rothmans Inc CDA               COM       77869j106      8,133      416,000   SH          Sole               416,000
SonicWALL, Inc                 COM       835470105      2,156      251,000   SH          Sole               251,000
Sun-Times Media Group          COM       86688Q100      3,523      671,000   SH          Sole               671,000
Sycamore Networks Inc          COM       871206108      3,359      835,500   SH          Sole               835,500
Syneron Medical Ltd Ord Shs    COM       M87245102     20,659      828,000   SH          Sole               828,000
TNS, Inc.                      COM       872960109      5,995      416,000   SH          Sole               416,000
Tam S.A.                       COM       87484D103      4,468      135,000   SH          Sole               135,000
Tate & Lyle                    COM       g86838128      7,558      663,000   SH          Sole               663,000
Teleflex Inc Com               COM       879369106     25,106      307,000   SH          Sole               307,000
Titan Intl Inc Ill             COM       88830M102      6,006      190,000   SH          Sole               190,000
Transdigm Group Incorporated   COM       893641100      4,693      116,000   SH          Sole               116,000
U S Physical Therapy           COM       90337L108      7,165      531,900   SH          Sole               531,900
Virgin Media, Inc              COM       62941W101      4,374      179,500   SH          Sole               179,500
Voyager Learning Co.           COM       74346P102      4,428      464,100   SH          Sole               464,100
Waste Services Inc             COM       941075202      7,369      606,500   SH          Sole               606,500
Yellow Pages Income Fd         COM       985569102     18,408    1,410,000   SH          Sole             1,410,000

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